ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accounts payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES
Accounts payable for operating expenses	¥ 477,323	¥ 481,597
Accounts payable for purchase of property and equipment	1,454,854	2,111,708
Accounts payable	¥ 1,932,177	¥ 2,593,305